NOTE PAYABLE, RELATED PARTIES	3 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
NOTE PAYABLE, RELATED PARTIES

6. NOTE PAYABLE, RELATED PARTIES

In 2011, the Company received advances from two common stockholders who borrowed amounts under a $200,000 bank revolving credit facility, which was guaranteed by the Company and collateralized by the Company’s assets. In November 2012, the $198,000 balance then outstanding under the line of credit was repaid by the Company from additional funds received from the stockholders.  Such funds are included in “due to officers/stockholders” on the balance sheet at December 31, 2012 and June 30, 2013.  The line of credit with the bank was discontinued on December 3, 2012.